LOANS - Impaired loans by loan type (Details 2) (Loans receivable, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unpaid Contractual Principal Balance	$ 10,692		$ 15,713		$ 28,982
Recorded Investment with no allowance	7,019		3,866		10,016
Recorded Investment with allowance	1,623		9,738		15,077
Total Recorded Investment	8,642		13,604		25,093
Related Allowance	303		1,242		2,912
Average Recorded Investment	9,929		14,038		25,885
Interest Recognized	357	[1]	501	[1]	958	[1]
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unpaid Contractual Principal Balance	9,455		14,325		27,198
Recorded Investment with no allowance	6,617		3,724		9,215
Recorded Investment with allowance	1,010		8,663		14,333
Total Recorded Investment	7,627		12,387		23,548
Related Allowance	221		1,111		2,707
Average Recorded Investment	8,870		12,769		24,274
Interest Recognized	318	[1]	457	[1]	916	[1]
Commercial | Commercial and Industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unpaid Contractual Principal Balance	2,036		5,839
Recorded Investment with no allowance	1,076		738
Recorded Investment with allowance	328		5,678
Total Recorded Investment	1,404		5,446
Related Allowance	103		601
Average Recorded Investment	3,483		5,069
Interest Recognized	74	[1]	193	[1]
Commercial | Nonfarm, nonresidential real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unpaid Contractual Principal Balance	3,613		4,378
Recorded Investment with no allowance	2,417		2,986
Recorded Investment with allowance			2,115
Total Recorded Investment	2,417		4,573
Related Allowance			307
Average Recorded Investment	1,606		5,232
Interest Recognized	83	[1]	35	[1]
Commercial | Construction and development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unpaid Contractual Principal Balance	682		870
Recorded Investment with no allowance
Recorded Investment with allowance	682		870
Total Recorded Investment	682		870
Related Allowance	118		203
Average Recorded Investment	682		941
Interest Recognized	35	[1]	39	[1]
Commercial | Other Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unpaid Contractual Principal Balance	3,124		3,238
Recorded Investment with no allowance	3,124
Recorded Investment with allowance
Total Recorded Investment	3,124		1,498
Related Allowance
Average Recorded Investment	3,099		1,527
Interest Recognized	126	[1]	190	[1]
Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unpaid Contractual Principal Balance	1,237		1,388		1,784
Recorded Investment with no allowance	402		142		801
Recorded Investment with allowance	613		1,075		744
Total Recorded Investment	1,015		1,217		1,545
Related Allowance	82		131		205
Average Recorded Investment	1,059		1,269		1,611
Interest Recognized	39	[1]	44	[1]	42	[1]
Retail | Single-family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unpaid Contractual Principal Balance	1,237		1,388
Recorded Investment with no allowance	402		142
Recorded Investment with allowance	613		1,075
Total Recorded Investment	1,015		1,217
Related Allowance	82		131
Average Recorded Investment	1,059		1,269
Interest Recognized	$ 39	[1]	$ 44	[1]

[1]	Interest income recognized approximates cash bases interest income.